FAIR VALUE MEASUREMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets:
Short term investments, available for sale	¥ 57,487	¥ 47,208
Recurring basis [Member]
Assets:
Short term investments, available for sale	57,487	47,208
Recurring basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Short term investments, available for sale	¥ 57,487	¥ 47,208